Financial Expenses (Income), Net (Details) - Schedule of Financial Expenses (Income), Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses:
Foreign currency translation loss, net	$ 210		$ 412
Interest on loan	75
Remeasurement of Warrants		3,788	13,257
Others	39	21	16
Total financial expenses	324	3,809	13,685
Financial income:
Foreign currency translation profit, net		413
Interest from deposits	4,830	1,790	211
Remeasurement of Warrants	2,033
Total financial income	6,863	2,203	211
Financial expenses (income), net	$ (6,539)	$ 1,606	$ 13,474